FundX Investment Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

November 14, 2024

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549

Re:    FundX Investment Trust (the “Trust”)
SEC File Numbers: 333-194652; 811-22951

Dear Sir or Madam:

On behalf of the Trust and and its series, the FundX ETF, FundX Aggressive ETF, FundX Conservative ETF, and FundX Flexible ETF (the “Funds”), attached please find the preliminary Proxy Statement to solicit shareholder approval of a new investment advisory agreement, approval of a “manager of managers” arrangement, and approval of a proposal to change the fundamental investment restrictions regarding lending, due to an upcoming change of control.

Please direct any inquiries regarding this filing to me at (480) 964-6008 or ryan.charles1@usbank.com. Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Ryan Charles
Ryan Charles

For U.S. Bank Global Fund Services

Enclosures